SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of Other Comprehensive Income) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012		Dec. 31, 2011
Changes in accumulated balances of other comprehensive income
Balance	$ 265,599		$ 223,917	$ 136,451
Total other comprehensive income (loss), net of tax	(4,943)		(5,327)	2,377
Balance	321,011		265,599	223,917
Unrealized gains (losses) on derivative instruments [Member]
Changes in accumulated balances of other comprehensive income
Balance
Other comprehensive income (loss) before reclassifications	(2,168)
Amounts reclassified from AOCI	834
Total other comprehensive income (loss), net of tax	(1,334)
Balance	(1,334)
Accumulated Foreign Currency Translation Differences [Member]
Changes in accumulated balances of other comprehensive income
Balance	3,680
Other comprehensive income (loss) before reclassifications	(2,880)
Amounts reclassified from AOCI
Total other comprehensive income (loss), net of tax	(2,880)
Balance	800
Accumulated Other Comprehensive Income (Loss), Net [Member]
Changes in accumulated balances of other comprehensive income
Balance	3,680					6,306	[1]
Other comprehensive income (loss) before reclassifications	(5,048)
Amounts reclassified from AOCI	834
Total other comprehensive income (loss), net of tax	(4,214)
Balance	$ (534)	[1]		$ 8,517	[1]	$ 6,306	[1]

[1]	Accumulated other comprehensive income (loss), net, comprised of foreign currency translation and hedging transactions.